Employee Benefit Plans - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013
Schedule of Employee Benefit Plans [Line Items]
401(k) Profit-Sharing Plan, contribution expense recognized	$ 6,800,000	$ 5,000,000	$ 4,200,000
Deferred Compensation Plan, employee contribution		100.00%
Deferred Compensation Plan, deferred compensation obligation	3,874,000	4,028,000		4,042,000
Compensation expense for changes in the fair value of the deferred compensation obligation	400,000	400,000	300,000
Rabbi Trust
Schedule of Employee Benefit Plans [Line Items]
Deferred Compensation Plan, assets held in Rabbi Trust	4,500,000	4,000,000
Unrealized gain (loss) attributable to securities held in the Rabbi Trust	$ 234,000	$ 16,000